Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    June 17, 2014


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Winter Valley Acquisition Corporation

Gentlemen:

     I attach for filing the Winter Valley Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Spring Valley Acquisition Corporation
	Summer Valley Acquisition Corporation
	Fall Valley Acquisition Corporation
	Distant Valley Acquisition Corporation
	Pretty Valley Acquisition Corporation
	Sea Valley Acquisition Corporation
	Surprise Valley Acquisition Corporation

	                         Sincerely,



	                         /s/ James Cassidy

				  Cell phone:  202-744-2929